As filed with the U.S. Securities and Exchange Commission on May 2, 2022

1933 Act File No. 333-260737

1940 Act File No. 811-23682

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☒

Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.

(Exact name of Registrant as Specified in Charter)

American International Plaza Building - Tenth Floor, 250 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(Registrant’s Telephone Number, including Area Code): (787) 773-3888

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor, 250 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Alexandre-Cyril Manz UBS Financial Services Inc. American International Plaza Building - Tenth Floor, 250 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918
Approximate Date of Proposed Public Offering:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“1933 Act”), other than securities offered in connection with a dividend reinvestment plan.

☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the 1933 Act.

☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the 1933 Act.

It is proposed that this filing will become effective (check appropriate box)

☒ When declared effective pursuant to section 8(c)

It is proposed that this filing will become effective (check appropriate box)

☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment][registration statement].

☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the 1933 Act, and the 1933 Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the 1933 Act, and the 1933 Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the 1933 Act, and the 1933 Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☐ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the 1933 Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Ac.

☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Tax-Free Secured Obligations	[•]	[•]	$1,000,000	$109.10

(1) Estimated solely for the purpose of determining the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333-260737 and 811-23682) of Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc. (as amended prior to the date hereof, the “Registration Statement”) is being filed solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 1 consists only of a facing page, this explanatory note, Part C of the Registration Statement and Exhibits e, g, h.2, h.3, j.1, j.2, k.1 and s filed pursuant to Item 25 of the Registration Statement. This Pre-Effective Amendment No. 1 does not modify any other part of the Registration Statement.

PART C—OTHER INFORMATION

Item 25:     Financial Statements and Exhibits.

1.	Contained in Part A:

Financial Highlights for the fiscal year ended June 30, 2021 to be provided by amendment.

Contained in Part B:

Financial Statements incorporated by reference to Registrant’s most recent certified Shareholder Report on Form N-CSR, filed on March 9, 2022 (File No. 811-23682).

2.	Exhibits:

a.	Certificate of Incorporation of the Registrant, dated August 13, 2004 is incorporated herein by reference to Exhibit a of Registrant’s Registration Statement, filed on November 3, 2021 (the “Registration Statement”).

b.	Amended and Restated By-laws of the Registrant is incorporated herein by reference to Exhibit b of the Registration Statement.

c.	Not applicable.

d.	Not applicable.

e.	Dividend Reinvestment Plan is filed herewith.

f.	Not applicable.

g.	Investment Advisory Agreement between Registrant and UBS Asset Managers of Puerto Rico dated May 12, 2021 (the “Investment Advisory Agreement”) is filed herewith.

h.1	Distribution Agreement to be provided by amendment.

h.2	Underwriting Agreement between Registrant and UBS Financial Services Incorporated of Puerto Rico dated May 13, 2021 is filed herewith.

h.3	Form of Dealer Agreement is filed herewith.

i.	Not applicable.

j.1	Custodian Agreement between Registrant and UBS Trust Company of Puerto Rico dated May 12, 2021 (the “Custodian Agreement”) is filed herewith.

j.2	Transfer Agency, Registrar, and Shareholder Service Agreement between Registrant and UBS Trust Company of Puerto Rico dated May 13, 2021 (the “Transfer Agency Agreement”) is filed herewith.

k.1	Administration Agreement between Registrant and UBS Trust Company of Puerto Rico dated May 12, 2021 (the “Administration Agreement”) is filed herewith.

k.2	Form of Trust Indenture to be provided by amendment.

k.3	Expense Limitation and Reimbursement agreements to be provided by amendment.

Part C-1

l.	Opinion of Sanchez/LRV LLC to be provided by amendment.

m.	Not applicable.

n.1	Auditor’s Consent to be provided by amendment.

n.2	Consent of Fitch Ratings to be provided by amendment.

o.	Not applicable.

p.	Not applicable.

q.	Not applicable.

r.	Code of Ethics of the Registrant is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of the Registration Statement on Form N-1A of U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (File No. 333-259184), filed on March 30, 2022.

s.	Powers of Attorney dated November 12, 2021, is filed herewith.

Item 26:    Marketing Arrangements.

Reference is made to the Underwriting Agreement and the form of Dealer Agreement for the Registrant’s Notes filed as exhibits to the Registration Statement which relate to the specific issuances of Notes under the Registration Statement and filed as exhibits to the Registration Statement. Reference also is made to the information under the headings “Plan of Distribution” in the Registrant’s prospectus.

Item 27:     Other Expenses of Issuance and Distribution.

Securities and Exchange Commission Registration Fees	$ [•]
Listing Fees	$ *
Printing and Engraving Fees	$ *
Legal Fees	$ *
Audit Fees	$ *
Rating Agency Fees	$ *
Miscellaneous Expenses	$ *
$ *

[*	To be provided by amendment.]

Item 28:     Persons Controlled by or under Common Control with Registrant.

[•].

Item 29:     Number of Holders of Securities.

As of [•], 2022:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	[•]
[Preferred Shares	[•]]
[Notes	[•]]
[any other outstanding securities	[•]]

Part C-2

Item 30: Indemnification.

Section [•] of the Registrant’s [Charter document] provides as follows:

[•]

Item 31: Business and Other Connections of Investment Adviser.

[•] manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies [and to separately managed accounts]. The principal business address for all of these investment companies and the persons named below is [•].

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of [•] who serve as officers or Directors of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the SAI. Such information for the remaining senior officers appears below:

Name and Position with [the Investment Adviser]	Other Business, Profession, Vocation or Employment During Past Two Years
[•]	[•]

Item 32: Location of Accounts and Records.

[[•], maintains the Fund’s [Charter document], By-Laws, minutes of trustee and shareholder meetings, and contracts of the Registrant and all advisory material of the investment adviser.

[•] maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by [•].]

Item 33: Management Services.

[Not applicable].

Item 34: Undertakings.

1.        The Registrant undertakes to suspend the offering of its notes until the prospectus is amended if: (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.        [Not applicable].

3.        The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Part C-3

(b) that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the 1933 Act to any purchaser:

(1) if the Registrant is relying on Rule 430B:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the 1933 Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the 1933 Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the 1933 Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

Part C-4

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	The Registrant undertakes that:

(a)

For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

(b)

For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or SAI.

6.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Part C-5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of San Juan, and Commonwealth of Puerto Rico, on the 2nd day of May, 2022.

TAX-FREE FIXED INCOME FUND III FOR PUERTO RICO RESIDENTS, INC.

/s/ CARLOS V. UBIÑAS
Carlos V. Ubiñas, Chairman of the Board of Directors and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ WILLIAM RIVERA William Rivera	First Vice President and Treasurer (Principal Financial and Accounting Officer)	May 2, 2022

/s/ CARLOS V. UBIÑAS Carlos V. Ubiñas	Chairman of the Board of Directors and President (Principal Executive Officer)	May 2, 2022

Agustín Cabrer*	Director
Vicente León*	Director
Carlos Nido*	Director
Luis M. Pellot*	Director
Clotilde Pérez*	Director
José Villamil*	Director

By*:
/s/ LIANA LOYOLA
Liana Loyola,
Attorney-in-Fact
May 2, 2022

*

The powers of attorney authorizing Liana Loyola, among others, to execute this Registration Statement, and Amendments thereto, for the Directors of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed as an Exhibit herewith.

Part C-6

EXHIBIT INDEX

Exhibit	Name
e.	Dividend Reinvestment Plan
g.	Investment Advisory Agreement
h.2	Underwriting Agreement
h.3	Form of Dealer Agreement
j.1	Custodian Agreement
j.2	Transfer Agency, Registrar, and Shareholder Service Agreement
k.1	Administration Agreement
s.	Powers of Attorney

Part C-7